INVENTORIES, NET (Details) - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
INVENTORIES, NET
Raw materials and work in process	$ 525	$ 538
Finished goods	191,354	157,703
Total inventories, net	$ 191,879	$ 158,241